Income Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The Company’s operations are substantially all domestic. Components of the income tax expense (benefit) for the periods ended:

	Years Ended September 30,
(In thousands)	2019	2018
Current:
Federal	$(62)	$(41)
State and local	1,428	1,054

Total current	1,366	1,013
Deferred:
Federal	(3,128)	(25,534)
State and local	(2,193)	1,409

Total deferred	(5,321)	(24,125)

Income tax benefit	$(3,955)	$(23,112)

Schedule of Effective Income Tax Rate Reconciliation

The effective income tax rate was different from the statutory U.S. federal income tax rate of 21% and 21% for the years ended September 30, 2019 and 2018, respectively, due to the following:

(In thousands)	Year Ended September 30, 2019	Rate	Year Ended September 30, 2018	Rate
Income tax benefit / federal statutory rate	$(5,072)	21.0%	$(3,437)	21.0%
State and local taxes—net of federal benefit	(667)	2.8	275	(1.7)
Increase in valuation allowance	20	(0.1)	140	(0.9)
Increase in valuation allowance—impact of US tax reform	—	—	902	(5.5)
Share based compensation	685	(2.8)	558	(3.4)
State tax law change	—	—	1,453	(8.9)
Deferred impact of US tax reform rate change	—	—	(23,409)	143.0
Nondeductible transaction costs	407	(1.7)	—	—
Meals and entertainment	350	(1.5)	206	(1.3)
Other	322	(1.3)	200	(1.2)

Income tax benefit / effective tax rate	$(3,955)	16.4%	$(23,112)	141.2%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the deferred tax assets and liabilities were as follows:

	As of September 30,
(In thousands)	2019	2018
Deferred tax asset:
Federal net operating loss carryforwards	$19,706	$17,366
State loss carryforwards and other benefits	8,866	7,352
Inventory reserves	7,867	9,418
Warranty reserves	2,819	2,366
Legal reserves	451	410
Accrued expenses	5,992	4,003
Disallowed interest carryforward	9,222	—
Valuation allowance	(5,250)	(5,230)

Total deferred tax assets	49,673	35,685

Deferred tax liabilities:
Intangibles—net	(51,823)	(56,439)
Property, plant and equipment	(31,332)	(18,214)
Indemnification receivable related to warranty reserves	(521)	(506)

Total deferred tax liabilities	(83,676)	(75,159)

Net deferred tax liability	$(34,003)	$(39,474)

Summary of Valuation Allowance

The activity in the valuation allowance was as follows for the fiscal years ended September 30:

	Years Ended September 30,
(In thousands)	2019	2018
Beginning balance	$5,230	$4,188
Charged to expense	20	140
Impact of US Tax Reform	—	902

Ending balance	$5,250	$5,230

Schedule of Unrecognized Tax Benefits Roll Forward

A reconciliation of the beginning and ending balances for liabilities associated with unrecognized tax benefits is as follows:

	Years Ended September 30,
(In thousands)	2019	2018
Beginning balance	$924	$1,156
Unrecognized tax benefits related to prior years	37	30
Unrecognized tax benefits related to the current year	—	—
Settlements	—	—
Revaluation of prior year reserve at 21% rate	—	(262)

Ending balance	$961	$924